Significant accounting policies and significant accounting estimates and assessments - Condensed consolidated statement of financial position (Details) $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK (kr)		Dec. 31, 2016 DKK (kr)		Dec. 31, 2015 DKK (kr)		Dec. 31, 2014 DKK (kr)
Non-current assets
Plant and machinery		kr 13,650,000		kr 14,855,000	[1]	kr 12,081,000		kr 14,672,000
Other fixtures and fittings, tools and equipment		1,794,000		953,000	[1]	1,154,000		1,153,000
Leasehold improvements		186,000		304,000	[1]	408,000		628,000
Deposits		2,762,000		2,729,000	[1]	2,690,000		2,666,000
Restricted cash		0		5,892,000	[1]	305,120,000
Other investments	$ 5.0	32,582,000	$ 1.5	9,312,000	[1]
Total non-current assets		50,974,000		34,045,000	[1]	321,453,000		19,119,000
Current assets
Trade receivables		3,274,000		5,679,000	[1]	0		149,571,000
Prepaid expenses		11,740,000		7,253,000	[1]	13,837,000		2,430,000
Income tax receivable		1,195,000		5,500,000	[1]	5,500,000		5,875,000
Other receivables		3,368,000		4,979,000	[1]	5,379,000		10,427,000
Restricted cash						13,617,000		21,403,000
Securities		298,611,000		75,111,000	[1]
Cash and cash equivalents		860,635,000		588,718,000	[1]	323,330,000	[1]	418,796,000	[1]
Total current assets		1,178,823,000		687,240,000	[1]	361,663,000		608,502,000
Total assets		1,229,797,000		721,285,000	[1]	683,116,000		627,621,000
Liabilities and equity
Share capital		30,786,827		30,751,327	[1]	26,142,365		24,352,769		kr 23,193,047
Share premium		1,979,493,000		1,959,199,000	[1]	1,441,263,000		1,263,179,000
Retained loss		(893,999,000)		(1,475,281,000)	[1]	(1,200,024,000)		(1,042,729,000)
Equity		1,116,281,000		514,669,000	[1]	267,381,000		244,803,000
Royalty bond		0		132,986,000	[1]	328,878,000		312,951,000
Non-current liabilities		0		132,986,000	[1]	328,878,000		312,951,000
Trade payables		32,652,000		29,428,000	[1]	19,739,000		21,676,000
Royalty bond		0		2,748,000	[1]	3,365,000
Other liabilities		80,864,000		41,454,000	[1]	63,753,000		48,191,000
Current liabilities		113,516,000		73,630,000	[1]	86,857,000		69,867,000
Total liabilities		113,516,000		206,616,000	[1]	415,735,000		382,818,000
Total equity and liabilities		kr 1,229,797,000		721,285,000	[1]	683,116,000		627,621,000
As originally reported
Non-current assets
Plant and machinery				14,855,000		12,081,000		14,672,000
Other fixtures and fittings, tools and equipment				953,000		1,154,000		1,153,000
Leasehold improvements				304,000		408,000		628,000
Deposits				2,729,000		2,690,000		2,666,000
Restricted cash				5,892,000		305,120,000
Other investments				9,312,000
Total non-current assets				34,045,000		321,453,000		19,119,000
Current assets
Trade receivables				21,632,000		11,510,000		158,158,000
Prepaid expenses				7,253,000		13,837,000		2,430,000
Income tax receivable				5,500,000		5,500,000		5,875,000
Other receivables				4,979,000		5,379,000		10,427,000
Restricted cash						13,617,000		21,403,000
Securities				75,111,000
Cash and cash equivalents				588,718,000		323,330,000		418,796,000
Total current assets				703,193,000		373,173,000		617,089,000
Total assets				737,238,000		694,626,000		636,208,000
Liabilities and equity
Share capital				30,751,000		26,142,000		24,353,000
Share premium				1,959,199,000		1,441,263,000		1,263,179,000
Retained loss				(1,461,482,000)		(1,189,211,000)		(1,035,301,000)
Equity				528,468,000		278,194,000		252,231,000
Royalty bond				132,986,000		328,878,000		312,951,000
Non-current liabilities				132,986,000		328,878,000		312,951,000
Trade payables				29,428,000		19,739,000		21,676,000
Royalty bond				2,748,000		3,365,000
Other liabilities				43,608,000		64,450,000		49,350,000
Current liabilities				75,784,000		87,554,000		71,026,000
Total liabilities				208,770,000		416,432,000		383,977,000
Total equity and liabilities				737,238,000		694,626,000		636,208,000
Restatement
Non-current assets
Total non-current assets				0		0		0
Current assets
Trade receivables				(15,953,000)		(11,510,000)		(8,587,000)
Total current assets				(15,953,000)		(11,510,000)		(8,587,000)
Total assets				(15,953,000)		(11,510,000)		(8,587,000)
Liabilities and equity
Retained loss				(13,799,000)		(10,813,000)		(7,428,000)
Equity				(13,799,000)		(10,813,000)		(7,428,000)
Non-current liabilities				0		0		0
Other liabilities				(2,154,000)		(697,000)		(1,159,000)
Current liabilities				(2,154,000)		(697,000)		(1,159,000)
Total liabilities				(2,154,000)		(697,000)		(1,159,000)
Total equity and liabilities				kr (15,953,000)		kr (11,510,000)		kr (8,587,000)

[1]	See note 1 to the consolidated financial statements.